UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Growth Fund

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 18.0%
Capital Markets - 4.6%
Credit Suisse Group AG	15,199	$647,527
Franklin Resources, Inc.	4,600	491,740
Goldman Sachs Group, Inc. (The)	5,300	766,274
Julius Baer Group Ltd.	7,417	270,185
Man Group PLC	51,000	175,725

		2,351,451

Commercial Banks - 10.3%
Banco Santander SA	38,108	483,677
BNP Paribas	10,373	740,334
HDFC Bank Ltd.	5,600	309,242
HSBC Holdings PLC	75,658	765,354
Industrial & Commercial Bank of China-Class H	377,000	279,537
Itau Unibanco Holding SA	16,619	397,500
Standard Bank Group Ltd.	9,100	144,446
Standard Chartered PLC	21,922	629,480
Turkiye Garanti Bankasi AS	65,400	378,943
United Overseas Bank Ltd.	27,000	375,504
Wells Fargo & Co.	30,700	771,491

		5,275,508

Diversified Financial Services - 2.6%
CME Group, Inc.-Class A	1,801	469,071
FirstRand Ltd.	53,100	163,045
JPMorgan Chase & Co.	19,300	734,751

		1,366,867

Insurance - 0.5%
China Life Insurance Co., Ltd.-Class H	64,000	253,049

		9,246,875

Information Technology - 16.0%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	22,566	494,196
Juniper Networks, Inc. (a)	7,800	236,730
QUALCOMM, Inc.	10,100	455,712
Telefonaktiebolaget LM Ericsson-Class B	22,171	243,148
ZTE Corp.-Class H	46,400	183,967

		1,613,753

Computers & Peripherals - 2.9%
Apple, Inc. (a)	3,486	989,152
EMC Corp. (a)	11,600	235,596
NetApp, Inc. (a)	5,100	253,929

		1,478,677

Internet Software & Services - 1.2%
Google, Inc.-Class A (a)	1,211	636,732

IT Services - 3.0%
Cap Gemini SA	5,267	264,433
Cognizant Technology Solutions Corp.-Class A (a)	3,900	251,433
International Business Machines Corp.	3,200	429,248

Visa, Inc.-Class A	7,640	567,346

		1,512,460

Office Electronics - 0.7%
Canon, Inc.	7,300	340,954

Semiconductors & Semiconductor Equipment - 2.6%
Aixtron AG	3,300	97,829
ARM Holdings PLC	35,272	219,427
ASML Holding NV	5,309	158,053
Broadcom Corp.-Class A	5,700	201,723
Marvell Technology Group Ltd. (a)	7,800	136,578
NVIDIA Corp. (a)	15,400	179,872
Samsung Electronics Co., Ltd.	277	188,639
Trina Solar Ltd. (Sponsored ADR) (a)	4,600	138,828

		1,320,949

Software - 2.5%
Citrix Systems, Inc. (a)	3,300	225,192
Oracle Corp.	18,300	491,355
Red Hat, Inc. (a)	6,300	258,300
Salesforce.com, Inc. (a)	891	99,614
VMware, Inc.-Class A (a)	2,400	203,856

		1,278,317

		8,181,842

Industrials - 12.5%
Aerospace & Defense - 1.9%
Boeing Co. (The)	4,300	286,122
Safran SA	7,167	201,435
United Technologies Corp.	7,200	512,856

		1,000,413

Air Freight & Logistics - 0.9%
United Parcel Service, Inc.-Class B	7,000	466,830

Construction & Engineering - 0.5%
Fluor Corp.	2,500	123,825
Larsen & Toubro Ltd.	3,200	145,955

		269,780

Electrical Equipment - 2.1%
ABB Ltd. (a)	17,375	366,873
Cooper Industries PLC	6,000	293,580
Emerson Electric Co.	7,500	394,950

		1,055,403

Industrial Conglomerates - 1.1%
General Electric Co.	10,800	175,500
Koninklijke Philips Electronics NV	12,032	378,587

		554,087

Machinery - 4.1%
Atlas Copco AB-Class A	18,596	359,658
Danaher Corp.	10,400	422,344
Fanuc Ltd.	3,000	382,921
Flowserve Corp.	2,100	229,782
Komatsu Ltd.	15,500	360,592

MAN SE	3,161	344,122

		2,099,419

Road & Rail - 0.8%
Union Pacific Corp.	4,912	401,802

Trading Companies & Distributors - 0.9%
Mitsui & Co., Ltd.	29,900	444,581

Transportation Infrastructure - 0.2%
China Merchants Holdings International Co., Ltd.	28,000	101,244

		6,393,559

Consumer Discretionary - 12.0%
Auto Components - 0.5%
Johnson Controls, Inc.	8,500	259,250

Automobiles - 1.4%
Daimler AG (a)	5,580	353,137
Honda Motor Co., Ltd.	10,600	377,192

		730,329

Distributors - 0.7%
Li & Fung Ltd.	60,000	337,650

Hotels, Restaurants & Leisure - 1.8%
Carnival PLC	8,939	352,534
Starwood Hotels & Resorts Worldwide, Inc.	4,200	220,710
Yum! Brands, Inc.	7,200	331,632

		904,876

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	3,100	486,886

Media - 3.8%
Comcast Corp.-Class A	12,500	226,000
DIRECTV (a)	5,800	241,454
Eutelsat Communications	5,094	194,619
Jupiter Telecommunications Co., Ltd.	76	82,057
News Corp.-Class A	25,800	336,948
Walt Disney Co. (The)	15,600	516,516
WPP PLC	33,316	369,392

		1,966,986

Multiline Retail - 1.2%
Kohl’s Corp. (a)	6,000	316,080
Target Corp.	5,500	293,920

		610,000

Specialty Retail - 1.4%
Belle International Holdings Ltd.	192,000	385,323
Lowe’s Cos., Inc.	14,900	332,121

		717,444

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	2,468	119,078

		6,132,499

Energy - 9.7%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	11,700	502,632
Petroleum Geo-Services ASA (a)	21,000	240,838
Schlumberger Ltd.	5,780	356,106

		1,099,576

Oil, Gas & Consumable Fuels - 7.6%
BG Group PLC	16,205	285,324
Chevron Corp.	3,730	302,316
China Coal Energy Co.-Class H	147,000	241,754
ENI SpA	10,600	229,038
Noble Energy, Inc.	3,928	294,954
OGX Petroleo e Gas Participacoes SA (a)	28,800	375,319
Petroleo Brasileiro SA (ADR)	16,800	609,336
Suncor Energy, Inc. (New York)	15,800	514,290
Tullow Oil PLC	31,134	623,243
Woodside Petroleum Ltd.	9,758	413,926

		3,889,500

		4,989,076

Health Care - 9.7%
Biotechnology - 1.3%
Celgene Corp. (a)	6,700	385,987
Human Genome Sciences, Inc. (a)	5,100	151,929
Vertex Pharmaceuticals, Inc. (a)	3,500	120,995

		658,911

Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	2,522	420,644
Covidien PLC	7,568	304,158
Varian Medical Systems, Inc. (a)	3,600	217,800

		942,602

Health Care Providers & Services - 2.6%
Express Scripts, Inc.-Class A (a)	12,200	594,140
Fresenius Medical Care AG & Co. KGaA	5,774	356,595
McKesson Corp.	6,500	401,570

		1,352,305

Pharmaceuticals - 4.0%
Allergan, Inc.	4,757	316,483
Merck & Co., Inc.	15,900	585,279
Mitsubishi Tanabe Pharma Corp.	12,000	195,666
Shire PLC	16,453	370,396
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	10,600	559,150

		2,026,974

		4,980,792

Consumer Staples - 8.0%
Beverages - 2.8%
Anheuser-Busch InBev NV	7,591	446,877
Asahi Breweries Ltd.	18,800	376,572
PepsiCo, Inc.	9,000	597,960

		1,421,409

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	5,600	361,144
Kroger Co. (The)	8,100	175,446
Tesco PLC	55,681	371,426

		908,016

Food Products - 0.9%
China Yurun Food Group Ltd.	14,000	52,041
Unilever NV	13,621	407,894

		459,935

Household Products - 1.1%
Procter & Gamble Co. (The)	9,600	575,712

Tobacco - 1.5%
Altria Group, Inc.	10,400	249,808
British American Tobacco PLC	13,635	509,209

		759,017

		4,124,089

Materials - 7.8%
Chemicals - 1.4%
Lanxess AG	4,052	221,623
Praxair, Inc.	3,300	297,858
Yara International ASA	3,678	167,160

		686,641

Construction Materials - 0.3%
CRH PLC (London)	9,051	149,366

Metals & Mining - 6.1%
African Minerals Ltd. (a)	20,699	128,561
African Petroleum Corp. Ltd.(a) (b)	175,761	118,918
Centamin Egypt Ltd. (a)	17,146	47,779
Freeport-McMoRan Copper & Gold, Inc.	4,600	392,794
Lynas Corp. Ltd. (a)	171,900	227,624
Rio Tinto PLC	14,586	854,498
Teck Resources Ltd.	9,482	390,007
Usinas Siderurgicas de Minas Gerais SA-Class A (Preference Shares)	20,600	276,371
Vale SA (Sponsored ADR)-Class B	22,500	703,575

		3,140,127

		3,976,134

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	10,100	288,860
Bezeq Israeli Telecommunication Corp. Ltd.	36,514	90,790
Telefonica SA	11,943	296,439

		676,089

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV Series L (ADR)	4,300	229,319
American Tower Corp.-Class A (a)	2,800	143,528
China Mobile Ltd.	12,000	122,836

Vodafone Group PLC	189,021	466,383

		962,066

		1,638,155

Utilities - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	7,700	414,260

Total Common Stocks (cost $42,112,633)		50,077,281

WARRANTS - 0.5%
Financials - 0.5%
Sberbank of Russian Federation, expiring 2/28/18 (a) (cost $281,418)	92,900	261,978

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.18% (c) (cost $341,587)	341,587	341,587

Total Investments - 98.9% (cost $42,735,638) (d)		50,680,846
Other assets less liabilities - 1.1%		566,263

Net Assets - 100.0%		$51,247,109

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Euro settling 11/15/10	717	$934,767	$977,128	$42,361
Brown Brothers Harriman and Co.:
Australian Dollar settling 11/15/10	720	676,210	692,274	16,064
Australian Dollar settling 11/15/10	137	119,763	131,725	11,962
British Pound settling 11/15/10	979	1,507,464	1,537,425	29,961
British Pound settling 11/15/10	264	406,507	414,587	8,080
Japanese Yen settling 11/15/10	50,305	569,615	602,838	33,223
Japanese Yen settling 11/15/10	136,203	1,600,092	1,632,212	32,120
New Zealand Dollar settling 11/15/10	2,150	1,558,105	1,571,996	13,891
Norwegian Krone settling 11/15/10	13,080	2,177,278	2,218,939	41,661
Swedish Krona settling 11/15/10	9,234	1,234,888	1,368,375	133,487
Swedish Krona settling 11/15/10	3,936	535,448	583,271	47,823
Swedish Krona settling 11/15/10	2,645	372,236	391,959	19,723
Swiss Franc settling 11/15/10	673	665,125	685,168	20,043
Swiss Franc settling 11/15/10	1,297	1,246,277	1,320,450	74,173
Royal Bank of Scotland plc
Swedish Krona settling 11/15/10	1,835	261,945	271,926	9,981
Westpac Banking Corp.:
Australian Dollar settling 11/15/10	774	676,615	744,194	67,579

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Brown Brothers Harriman and Co.:
Australian Dollar settling 11/15/10	774	$701,166	$744,194	$(43,028)
British Pound settling 11/15/10	463	736,892	727,097	9,795
British Pound settling 11/15/10	264	403,859	414,586	(10,727)
British Pound settling 11/15/10	516	792,787	810,328	(17,541)
Canadian Dollar settling 11/15/10	704	685,979	683,569	2,410
Euro settling 11/15/10	669	850,299	911,714	(61,415)
Euro settling 11/15/10	152	194,892	207,146	(12,254)
Euro settling 11/15/10	633	838,782	862,653	(23,871)
Euro settling 11/15/10	378	475,721	515,139	(39,418)
Euro settling 11/15/10	1,470	1,854,934	2,003,317	(148,383)
Japanese Yen settling 11/15/10	16,983	202,814	203,519	(705)
Swiss Franc settling 11/15/10	1,297	1,248,857	1,320,450	(71,593)
Standard Chartered Bank:
British Pound settling 11/15/10	707	1,101,922	1,110,275	(8,353)

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,634,997 and gross unrealized depreciation of investments was $(689,789), resulting in net unrealized appreciation of $7,945,208.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Global Growth Fund

Portfolio Summary

September 30, 2010 (unaudited)

COUNTRY BREAKDOWN *

48.9%	United States
12.1%	United Kingdom
5.0%	Japan
4.6%	Brazil
3.5%	China
2.8%	Switzerland
2.8%	France
2.7%	Germany
1.8%	Netherlands
1.8%	Canada
1.6%	Australia
1.5%	Spain
1.3%	Israel
8.9%	Other
0.7%	Short-Term Investments
100.0%	Total Investments

*	All data are as of September 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Belgium, Bermuda, Hong Kong, India, Ireland, Italy, Mexico, Norway, Russia, Singapore, South Africa, South Korea, Sweden and Turkey.

AllianceBernstein Global Growth Fund

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$3,630,827		$5,616,048		$	– 0	–	$9,246,875
Information Technology	6,485,392		1,696,450			– 0	–	8,181,842
Industrials	3,307,591		3,085,968			– 0	–	6,393,559
Consumer Discretionary	3,561,517		2,570,982			– 0	–	6,132,499
Energy	2,954,953		2,034,123			– 0	–	4,989,076
Health Care	4,058,136		922,656			– 0	–	4,980,792
Consumer Staples	1,960,070		2,164,019			– 0	–	4,124,089
Materials	2,060,605		1,796,612			118,917		3,976,134
Telecommunication Services	661,707		976,448			– 0	–	1,638,155
Utilities	414,260		– 0	–		– 0	–	414,260
Warrants	– 0	–	– 0	–		261,978		261,978
Short-Term Investments	341,587		– 0	–		– 0	–	341,587

Total Investments in Securities	29,436,645		20,863,306	†		380,895		50,680,846
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	614,337			– 0	–	614,337
Liabilities
Forward Currency Exchange Contracts	– 0	–	(437,288)			– 0	–	(437,288)

Total	$29,436,645		$21,040,355			$380,895		$50,857,895

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Materials		Warrants		Total
Balance as of 6/30/10	$81,371		214,865		$296,236
Accrued discounts/premiums	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	(1,595)		(1,595)
Change in unrealized appreciation/depreciation	37,546		35,442		72,988
Net purchases (sales)	– 0	–	13,266		13,266
Transfers into Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/10	$118,917		$261,978		$380,895

Net change in unrealized appreciation/depreciation from investments held as of 9/30/10	$33,694		$34,373		$68,067

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President
Date:	November 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	November 23, 2010